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                                                      Kingfisher Trust 2004-1G
                                                               Investor Report

Date of Report:     12 September 2006
Issue Date:         7 July 2004
Determination Date: 12 September 2006
Payment Date:       18 September 2006
Record Date:        Two Business Days* before the Payment Date
ISIN:               US49572QAB32 (Class A Notes); AU000KNG4014 (Class B Notes)
Dealers:            Deutsche Bank Securities
                    ANZ Securities
                    Citigroup Global Markets
                    J.P.Morgan Securities
Trustee:            Perpetual Trustee Company Limited

                           Interest Period            Collection Period
From                          19 June 2006                  1 June 2006
To                       18 September 2006               31 August 2006
No. of days                        91 days                      91 days

Principal & Coupon details

                                       Class A Notes          Class B Notes

Face Value                      USD 1,000,000,000.00          23,500,000.00
Opening Principal Balance         USD 501,276,262.98          23,500,000.00
Opening Note Factor                           0.5013                 1.0000
Base Rate                    (USD LIBOR 3M) 5.39563%      (BBSW 3M) 5.9883%
Margin                                       0.1300%                0.5300%
Base Rate + Margin                          5.52563%                6.5183%
Interest Payment                    USD 7,001,608.65             381,900.95
Principal Payment                  USD 49,834,551.04                   0.00
Closing Principal Balance         USD 451,441,711.94          23,500,000.00
Closing Note Factor                           0.4514                 1.0000
Moody's Current Rating                           Aaa                    Aa2
S&P Current Rating                               AAA                     AA
Fitch Current Rating                             AAA                     AA



All monetary amounts in this report are expressed in Australian Dollars unless stated otherwise.

*Business Days for banks in Melbourne and Sydney, Australia; New York, United States Of America; London, United Kingdom.



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Collateral Information:

General Information:
                                                     Balance        % of pool
Variable                                      662,178,001.38            97.15%
Fixed 1 Year                                    4,247,357.90             0.62%
Fixed 2 Year                                    7,556,224.08             1.11%
Fixed 3 Year                                    4,136,825.25             0.61%
Fixed 4 Year                                    1,872,826.57             0.27%
Fixed 5 Year and over                           1,587,161.27             0.23%
                                            ----------------------------------
Pool                                          681,578,396.45           100.00%

                                      At Issue     Last Period         Current
Weighted Average Seasoning (months)      23.97           47.95           51.05
Weighted Avg. LVR                        62.59%          57.09%          56.47%
Avg loan size                       119,985.91      112,503.51      111,169.21
No. of Loans                            12,345           6,704           6,131
Pool Balance                  1,481,226,046.66  754,223,514.58  681,578,396.45
Weighted Average Coupon of Loans          6.64%           7.12%           7.36%
Weighted Average Maturity (months)         299             267             262




Geographic Distribution:
                                                   At Issue       Current
NSW/ACT                                               34.59%       37.44%
VIC                                                   29.35%       29.96%
TAS                                                    0.98%        0.94%
QLD                                                   13.51%       11.58%
SA                                                     9.35%        9.26%
WA                                                    11.34%       10.00%
NT                                                     0.89%        0.82%
                                            ----------------------------------
                                                     100.00%      100.00%


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Mortgage Insurance

ANZ Lenders Mortgage Insurance                     At Issue         Current
Pty Ltd: Primary                                      25.14%          23.84%
PMI: Pool                                             74.86%          76.16%
                                            ----------------------------------
                                                     100.00%         100.00%

Seasoning Analysis

                                                   At Issue      Current
up to and including 3 months                           0.00%        0.00%
> 3 months up to and including 6 months                0.00%        0.00%
> 6 months up to and including 9 months                7.84%        0.00%
> 9 months up to and including 12 months              12.40%        0.00%
> 12 months up to and including 15 months             10.29%        0.00%
> 15 months up to and including 24 months             31.86%        0.00%
> 24 months up to and including 36 months             21.81%        9.93%
> 36 months up to and including 48 months              9.29%       42.38%
> 48 months up to and including 60 months              4.11%       28.06%
> 60 months                                            2.41%       19.63%
                                            ----------------------------------
                                                     100.00%      100.00%

Loan Term
                                                   At Issue      Current
up to and including 5 years                            0.32%        0.40%
> 5 years up to and including 10 years                 1.92%        1.65%
>10 years up to and including 15 years                 2.20%        2.26%
>15 years up to and including 20 years                 5.60%       22.79%
>20 years up to and including 25 years                34.68%       17.34%
>25 years up to and including 30 years                55.28%       55.56%
                                            ----------------------------------
                                                     100.00%      100.00%



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Balance Outstanding:
$000's                                             At Issue      Current
up to and including 100                               23.43%       26.04%
> 100 up to and including 150                         23.38%       23.47%
> 150 up to and including 200                         20.93%       19.75%
> 200 up to and including 250                         14.23%       13.88%
> 250 up to and including 300                          8.78%        8.24%
> 300 up to and including 350                          3.93%        3.60%
> 350 up to and including 400                          2.22%        2.30%
> 400 up to and including 500                          1.95%        2.08%
> 500 up to and including 750                          1.16%        0.63%
                                            ----------------------------------
                                                     100.00%      100.00%

LVR Distribution:

                                                   At Issue      Current

up to and including 50%                               26.04%       35.93%
> 50% up to and including 55%                          5.64%        6.77%
> 55% up to and including 60%                          6.29%        8.88%
> 60% up to and including 65%                          7.38%        7.74%
> 65% up to and including 70%                          8.88%        9.59%
> 70% up to and including 75%                         10.99%        9.74%
> 75% up to and including 80%                         16.20%        8.21%
> 80% up to and including 85%                          4.23%        5.28%
> 85% up to and including 90%                          8.08%        6.33%
> 90% up to and including 95%                          6.26%        1.53%
> 95% up to and including 100%                         0.00%        0.00%
                                            ----------------------------------
                                                     100.00%      100.00%



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Prepayment information

                                             Current Quarter       Cumulative
Scheduled Principal                             3,644,233.80    45,640,261.82
Unscheduled Principal                          69,000,884.33   754,007,388.39
                                            ----------------------------------
Total                                          72,645,118.13   799,647,650.21





                                  1 Month     3 Month    12 Month   Cumulative

Prepayment History (CPR)           36.12%      31.87%      28.38%     27.99%




Delinquency Information:

                                  No of Loans               $ Amount of Loans
                             Total        % of Pool       Total      % of pool

30 days to 59 days:            8            0.13%     1,076,950.60       0.16%
60 days to 89 days:            4            0.07%       603,952.96       0.09%
90+ days:                      3            0.05%       590,582.29       0.09%




Aggregate Pool Losses and Insurance Claims

Claims on Insurers                       Nil
Claims refused                           Nil
Losses                                   Nil




Support Facilities

                                        Amount          Available
                                        Drawn            Amount
Liquidity Facility                       Nil         16,000,000.00
Redraw Facility                          Nil         29,000,000.00



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         "Kingfisher Trust 2004-1G" Cashflow Statement for settlement date
                              18 September 2006


Finance Charge Collections

    Taxes & Other Government Charges                                         0
    Interest & Other Income                                      13,231,056.96
    Finance Charge Collection on Further Advance                             0
    Fees on final discharge                                                  0
    Recoveries from prior Charge Offs                                        0
    Reimbursement of Enforcement Expenses                                    0
    Input Tax Credits
    Total                                                        13,231,056.96


Available Income

    Finance Charge Collections                                   13,231,056.96
    Other Income                                                     56,008.66
    Mortgage Insurance Income                                                0
    Net Receipts on Swap (* see workings below)                     112,179.02
    Any other Income                                                         0
    Total                                                        13,399,244.64


Total Available Funds

    Available Income                                             13,399,244.64
    Principal Draw                                                           0
    Liquidity Draw                                                           0
    Total                                                        13,399,244.64




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Required Payments

    To Residual Income Unitholder                                         1.00
    Accrued Interest Expenses                                                0
    Expenses
         Trust Taxes                                                         0
         Trustee Fees                                                20,684.32
         Servicer Fees                                              658,137.51
         Trust Manager Fees                                          42,308.84
         Custodian Fees                                              28,205.89
         Note Trustee Fees (AUD Equivalent)                                  0
         Enforcement Expenses                                                0
         Other Expenses                                              12,583.48
    Fees & Net Swap Payments
         Redraw Facility                                             10,845.21
         Liquidity Facility                                           5,983.56
         Interest on Liquidity Facility (if drawn)                           0
         Net Basis & Fixed Rate Swap Payments Paid                           0
    Reimbursement of Liquidity Draw
    Interest
         Class A (To Be Paid to Currency Swap Counterparties)    11,425,805.54
         Redraw Facility                                                     0

    Interest on Class B                                             381,900.95
    Total                                                        12,586,456.30



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Excess Available Income

    Excess Available Income                                         812,788.34
    Reimbursement of charge-offs in the collection period
         Class A                                                             0
         Redraw Facility                                                     0
    Reimbursement of carryover charge-offs
         Class A                                                             0
         Redraw Facility                                                     0
    Reimbursement of charge-offs to Class B in the collection period         0
    Reimbursement of carryover charge-offs to Class B                        0
    Repayment of any Principal Draws                                         0
    Residual Income Unitholder                                      812,788.34
    Total                                                                    0



Principal Collection

    Total Collections for the period                             89,363,823.90
    Amount drawn under the Redraw facility                                   0
    Any Principal draws which are to be repaid                               0
    Any excess Note issue over Purchased Receivables                         0
    Less: Finance Charge Collections                             13,231,056.96
    Mortgage Insurance Interest Proceeds                                     0
    Total Principal Collections                                  76,132,766.94



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Principal Distribution

    Repay any redraws provided by ANZ                             3,487,648.81
    Repay redraw facility                                                    0
    Principal Draw
    Class A                                                      72,645,118.13
    Class B                                                                  0
    Any Further Advance                                                      0


Workings:

Swap Calculation

Basis & Interest Rate Swap
    Total Finance Charge Collection (Party B to Party A)         13,231,056.96
    Basis Swap Payment (Party A to Party B)                      13,343,235.98
                                                              ----------------
    Net Inflow (Outflow)                                            112,179.02
                                                              ----------------

Cross Currency Swap
    AUD Interest On Class A Notes (Party B Pays)                 11,425,805.54
    USD Interest on Class A Notes (Party A(s) Pays)           USD 7,001,608.65

    Currency Swap Principal Exchange Rate (USD/AUD)                     0.6860
    AUD equivalent Principal payment on Class A Notes            72,645,118.13
    USD equivalent Principal payment on Class A Notes        USD 49,834,551.04




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Payment Distributions:

Total Collections by ANZ Mortgages (Seller & Servicer)           89,363,823.90
less income due to and expenses of the Seller & Servicer
    To Residual Income Unitholder [SD cl.18.9(a)]                         1.00
    To Residual Income Unitholder [SD cl.18.10(f)]                  812,788.34
    Accrued Interest Expenses                                                0
    Servicer Fees                                                   658,137.51
    Net Amount on the Swap                                         -112,179.02
    Repay any redraws provided by ANZ                             3,487,648.81
                                                              ----------------
Net amount payable by ANZ Mortgages                              84,517,427.26
                                                              ----------------

less amounts payable for other Trust expenses

    Trust Manager Fees                                               42,308.84
    Custodian Fees                                                   28,205.89
    Note Trustee Fees (AUD Equivalent)                                       0
    Redraw Facility Fees                                             10,845.21
    Liquidity Facility Fees                                           5,983.56
    Trustee Fees                                                     20,684.32
    Debit Tax (BAD)                                                          0
    ANZ Bank Account Service Fee                                         51.20
    ANZ Online Fees                                                          0
    Austraclear Fees                                                    390.20
    Other various fees and expenses                                  12,142.08
                                                              ----------------
    Total Other Trust Expenses                                      120,611.30
                                                              ----------------

Net amount payable by ANZ Mortgages less other Trust expenses    84,396,815.96
Plus other Trust Income                                              56,008.66

                                                              ----------------
Amounts to be distributed by Perpetual                           84,452,824.62
                                                              ----------------

    To bondholders:
         Class A Interest to Currency Swap Counterparties        11,425,805.54
         Class A Principal to Currency Swap Counterparties       72,645,118.13
         Class B Interest to Noteholders                            381,900.95
         Class B Principal to Noteholders                                    0
                                                              ----------------
    Total Interest and Principal Distribution                    84,452,824.62
                                                              ----------------



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Contact Details

Trust Manager:  ANZ Capel Court Limited ABN 30 004 768 807
                Level 12, 530 Collins Street
                Melbourne, Victoria, Australia 3000


Contacts: Margarita Koklanis                 John Barry
          Associate Director, Securitisation Executive Director, Securitisation
          ANZ Investment Bank                ANZ Investment Bank
          Phone: (61 3) 9273 2223            Phone: (61 3) 9273 1545
          Facsimile: (61 3) 8542 5283        Facsimile: (61 3) 9273 3539
          Email: koklanim@anz.com            Email: barryj@anz.com


Information on the Notes issued by the Kingfisher Trust 2004-1G may also be found on the Bloomberg page KINGF <MTGE> <G0> 3.
The information in this report and the Bloomberg pages have been derived from the same source.
Discrepancies between this report and the Bloomberg pages may result from differences in calculation and rounding methodology utilised.

The terms, conditions and other relevant information relating to the Kingfisher Trust 2004-1G may be found in the prospectus dated June 29, 2004.
The prospectus is attached to the Form 424B4 filed with the United States Securities Exchange Commission ("SEC") on June 29, 2004.
The Form 424B4 filing may be accessed from the SEC website (www.sec.gov) under the ANZ Capel Court Limited CIKs 1133529 and 1305439.
The prospectus may also be accessed from the following web page: www.anz.com/business/specialised_services/Group_funding/mortgage_backed_sec.asp